Equity Method Investments (Detail: Text Values)	Dec. 31, 2025 entity associate	Dec. 31, 2024 entity associate
Equity Method Investments [Abstract]
Number of associates Deutsche Bank Group holds interests | associate	43	49
Number of jointly controlled entities Deutsche Bank Group holds interests | entity	8	8